Interest and Finance Costs	6 Months Ended
Jun. 30, 2026
Interest and Finance Costs [Abstract]
Interest and Finance Costs
14.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30,
	2026	2025
Interest on long-term debt and other financial liabilities	9,309	9,555
Interest on finance lease liability	-	363
Amortization of deferred finance costs and debt discounts	763	900
Other	98	112
Interest and finance costs, net of capitalized interest	10,170	10,930
Less: Capitalized interest (Note 7)	(1,031)	-
Interest and finance costs	9,139	10,930